UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309

(Investment Company Act file number)

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Ave

10th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

(212) 518-5344

(Registrant’s telephone number)

Armen Arus

Transparent Value Trust

330 Madison Ave

10th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Date of fiscal year end:  September 30

Date of reporting period: April 1, 2015 – June 30, 2015

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Aggressive Fund

June 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 99.34%
Consumer Discretionary 17.83%
AMC Networks, Inc. - Class A(a)	4,109	$336,322
Autoliv, Inc.	2,196	256,383
AutoNation, Inc.(a)	5,001	314,963
CarMax, Inc.(a)	3,988	264,046
Comcast Corp. - Class A	3,721	223,781
Expedia, Inc.	3,667	400,986
Foot Locker, Inc.	3,620	242,576
Lear Corp.	2,293	257,412
Lennar Corp. - Class A	8,149	415,925
Michael Kors Holdings, Ltd.(a)	4,342	182,755
Norwegian Cruise Line Holdings, Ltd.(a)	3,049	170,866
The Priceline Group, Inc.(a)	252	290,145
Twenty-First Century Fox, Inc. - Class A	5,321	173,172
The Walt Disney Co.	1,534	175,091
Wynn Resorts, Ltd.	1,320	130,244

		3,834,667

Consumer Staples 4.51%
Avon Products, Inc.	18,276	114,408
Coca-Cola Enterprises, Inc.	2,381	103,430
Herbalife, Ltd.(a)	6,835	376,540
Keurig Green Mountain, Inc.	1,425	109,198
Mead Johnson Nutrition Co.	1,532	138,217
Sprouts Farmers Market, Inc.(a)	4,710	127,076

		968,869

Energy 8.11%
Anadarko Petroleum Corp.	2,073	161,818
EOG Resources, Inc.	3,156	276,308
EQT Corp.	2,174	176,833
Oceaneering International, Inc.	3,738	174,154
Pioneer Natural Resources Co.	1,373	190,421
Schlumberger, Ltd.	2,120	182,723
SM Energy Co.	3,365	155,194
Valero Energy Corp.	6,797	425,492

		1,742,943

Financials 15.98%
Capital One Financial Corp.	2,576	226,611
CBRE Group, Inc. - Class A(a)	3,902	144,374
Citigroup, Inc.	2,239	123,682
Comerica, Inc.	3,159	162,120
Equinix, Inc., REIT	850	215,900
The Goldman Sachs Group, Inc.	1,152	240,526
The Hartford Financial Services Group, Inc.	4,697	195,254
Huntington Bancshares, Inc.	9,955	112,591
KeyCorp	9,572	143,772
LPL Financial Holdings, Inc.	4,830	224,547
McGraw Hill Financial, Inc.	2,365	237,564
MetLife, Inc.	2,322	130,009
Moody’s Corp.	2,050	221,318

	Shares	Value

Financials (continued)
The PNC Financial Services Group, Inc.	1,705	$163,083
Principal Financial Group, Inc.	3,887	199,364
Realogy Holdings Corp.(a)	4,468	208,745
Regions Financial Corp.	23,183	240,176
T Rowe Price Group, Inc.	3,167	246,171

		3,435,807

Health Care 13.79%
AbbVie, Inc.	1,764	118,523
Aetna, Inc.	1,975	251,734
Allergan, Inc. PLC(a)	790	239,733
Amgen, Inc.	1,819	279,253
Celgene Corp.(a)	935	108,212
Cerner Corp.(a)	2,478	171,131
The Cooper Cos., Inc.	617	109,808
Gilead Sciences, Inc.	2,772	324,546
Hospira, Inc.(a)	2,561	227,186
Illumina, Inc.(a)	970	211,809
McKesson Corp.	866	194,685
Medivation, Inc.(a)	2,469	281,960
Mettler-Toledo International, Inc.(a)	336	114,731
Tenet Healthcare Corp.(a)	2,606	150,835
Waters Corp.(a)	1,403	180,117

		2,964,263

Industrials 11.06%
B/E Aerospace, Inc.	3,740	205,326
The Boeing Co.	1,970	273,278
Delta Air Lines, Inc.	4,635	190,406
Fortune Brands Home & Security, Inc.	4,242	194,369
Genesee & Wyoming, Inc. - Class A(a)	2,790	212,542
Honeywell International, Inc.	2,666	271,852
Snap-on, Inc.	1,611	256,552
Stanley Black & Decker, Inc.	2,035	214,163
Trinity Industries, Inc.	6,020	159,109
United Continental Holdings, Inc.(a)	3,521	186,648
United Technologies Corp.	1,939	215,093

		2,379,338

Information Technology 22.40%
Alliance Data Systems Corp.(a)	1,208	352,664
Amphenol Corp. - Class A	3,752	217,503
Apple, Inc.	1,247	156,405
Arrow Electronics, Inc.(a)	2,573	143,573
Avnet, Inc.	2,767	113,751
Cognizant Technology Solutions Corp. - Class A(a)	7,201	439,909
F5 Networks, Inc.(a)	1,212	145,864
FleetCor Technologies, Inc.(a)	1,939	302,600
Gartner, Inc.(a)	2,058	176,535
Google, Inc. - Class C(a)	504	262,337
Lam Research Corp.	2,910	236,729
LinkedIn Corp. - Class A(a)	1,515	313,044
Marvell Technology Group, Ltd.	18,235	240,429
Micron Technology, Inc.(a)	7,283	137,212
NCR Corp.(a)	4,636	139,544
Rackspace Hosting, Inc.(a)	7,660	284,875
Red Hat, Inc.(a)	4,998	379,498

	Shares	Value

Information Technology (continued)
Trimble Navigation, Ltd.(a)	6,689	$156,924
Vantiv, Inc. - Class A(a)	9,613	367,121
Visa, Inc. - Class A	3,727	250,268

		4,816,785

Materials 3.74%
Alcoa, Inc.	13,529	150,848
Avery Dennison Corp.	3,392	206,708
Martin Marietta Materials, Inc.	2,056	290,945
Reliance Steel & Aluminum Co.	2,571	155,494

		803,995

Telecommunication Services 0.58%
Level 3 Communications, Inc.(a)	2,365	124,565

Utilities 1.34%
MDU Resources Group, Inc.	8,089	157,978
NRG Energy, Inc.	5,666	129,638

		287,616

TOTAL COMMON STOCKS (Cost $21,173,105)		21,358,848

EXCHANGE TRADED FUNDS 0.95%
SPDR® S&P 500® ETF Trust	995	204,821

TOTAL EXCHANGE TRADED FUNDS (Cost $210,730)		204,821

Total Investments - 100.29% (Cost $21,383,835)		21,563,669

Liabilities in Excess of Other Assets - (0.29%)		(61,531)

NET ASSETS - 100.00%		$21,502,138

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipt

  See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Defensive Fund

June 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 99.71%
Consumer Discretionary 17.70%
Autoliv, Inc.	3,669	$428,356
Carter’s, Inc.	7,479	795,018
Chipotle Mexican Grill, Inc.(a)	1,053	637,055
Darden Restaurants, Inc.	10,901	774,843
DIRECTV(a)	6,022	558,781
The Home Depot, Inc.	5,821	646,888
The Madison Square Garden Co. - Class A(a)	9,125	761,846
NVR, Inc.(a)	575	770,500
O’Reilly Automotive, Inc.(a)	3,245	733,305
Scripps Networks Interactive, Inc. - Class A	8,241	538,714
The TJX Cos., Inc.	9,819	649,723
Twenty-First Century Fox, Inc. - Class A	10,502	341,788
Ulta Salon Cosmetics & Fragrance, Inc.(a)	6,083	939,519
Williams-Sonoma, Inc.	11,255	925,949

		9,502,285

Consumer Staples 9.87%
Altria Group, Inc.	11,517	563,296
The Clorox Co.	4,508	468,922
Constellation Brands, Inc., Class A	3,535	410,131
Costco Wholesale Corp.	3,521	475,546
CVS Health Corp.	5,896	618,373
The Estee Lauder Cos., Inc. - Class A	8,449	732,190
The Hershey Co.	5,128	455,520
Hormel Foods Corp.	9,881	556,992
Monster Beverage Corp.(a)	3,553	476,173
Whole Foods Market, Inc.	13,724	541,275

		5,298,418

Energy 8.72%
Cabot Oil & Gas Corp.	16,700	526,718
Cameron International Corp.(a)	11,650	610,111
FMC Technologies, Inc.(a)	12,026	498,959
HollyFrontier Corp.	13,474	575,205
Kinder Morgan, Inc.	36,028	1,383,115
Marathon Petroleum Corp.	13,930	728,678
Southwestern Energy Co.(a)	15,647	355,656

		4,678,442

Financials 15.52%
Arch Capital Group, Ltd.(a)	11,465	767,696
BB&T Corp.	5,995	241,658
Berkshire Hathaway, Inc. - Class B(a)	2,492	339,186
Camden Property Trust, REIT	4,809	357,213
Cincinnati Financial Corp.	13,294	667,093
CIT Group, Inc.	6,203	288,378
CME Group, Inc.	3,224	300,025
Crown Castle International Corp., REIT	8,058	647,057

	Shares	Value

Financials (continued)
Cullen/Frost Bankers, Inc.	2,688	$211,223
Equinix, Inc., REIT	2,426	616,204
First Republic Bank	3,323	209,449
Lamar Advertising Co. - Class A, REIT	3,958	227,506
MSCI, Inc.	5,862	360,806
The NASDAQ OMX Group, Inc.	7,287	355,678
New York Community Bancorp, Inc.	12,815	235,540
Reinsurance Group of America, Inc.	7,845	744,255
SEI Investments Co.	7,163	351,202
Senior Housing Properties Trust, REIT	27,712	486,346
Simon Property Group, Inc., REIT	3,608	624,256
US Bancorp	6,939	301,153

		8,331,924

Health Care 11.04%
AmerisourceBergen Corp.	8,220	874,115
Bristol-Myers Squibb Co.	4,019	267,424
Edwards Lifesciences Corp.(a)	5,242	746,618
Eli Lilly & Co.	4,157	347,068
Envision Healthcare Holdings, Inc.(a)	14,334	565,906
Mallinckrodt PLC(a)	4,902	577,063
Pfizer, Inc.	8,600	288,358
Quintiles Transnational Holdings, Inc.(a)	5,277	383,163
Sirona Dental Systems, Inc.(a)	7,493	752,447
UnitedHealth Group, Inc.	6,772	826,184
Zoetis, Inc.	6,166	297,325

		5,925,671

Industrials 9.09%
AGCO Corp.	11,759	667,676
CH Robinson Worldwide, Inc.	6,423	400,731
Deere & Co.	7,402	718,364
Expeditors International of Washington, Inc.	3,873	178,565
Sensata Technologies Holding NV(a)	8,251	435,158
Snap-on, Inc.	3,078	490,171
Stanley Black & Decker, Inc.	6,857	721,631
TransDigm Group, Inc.(a)	2,994	672,662
Union Pacific Corp.	2,996	285,728
United Technologies Corp.	2,768	307,054

		4,877,740

Information Technology 19.38%
Activision Blizzard, Inc.	17,056	412,926
Amphenol Corp. - Class A	11,584	671,524
Apple, Inc.	4,527	567,799
Automatic Data Processing, Inc.	3,929	315,224
Broadcom Corp. - Class A	9,396	483,800
Cadence Design Systems, Inc.(a)	26,678	524,489
Citrix Systems, Inc.(a)	7,768	545,003
eBay, Inc.(a)	14,805	891,853
Global Payments, Inc.	9,808	1,014,637
Harris Corp.	3,164	243,343
Intuit, Inc.	6,374	642,308
Juniper Networks, Inc.	25,274	656,366
Marvell Technology Group, Ltd.	23,128	304,943
Paychex, Inc.	9,635	451,689
QUALCOMM, Inc.	9,101	569,996

	Shares	Value

Information Technology (continued)
Synopsys, Inc.(a)	8,735	$442,428
Trimble Navigation, Ltd.(a)	15,080	353,777
VeriSign, Inc.(a)	12,368	763,353
Xilinx, Inc.	12,391	547,186

		10,402,644

Materials 2.63%
Avery Dennison Corp.	4,629	282,091
FMC Corp.	7,561	397,331
Rock-Tenn Co. - Class A	7,505	451,801
Royal Gold, Inc.	4,517	278,202

		1,409,425

Telecommunication Services 2.46%
SBA Communications Corp. - Class A(a)	5,606	644,522
Verizon Communications, Inc.	14,471	674,493

		1,319,015

Utilities 3.30%
DTE Energy Co.	9,314	695,197
PPL Corp.	23,322	687,299
SCANA Corp.	7,727	391,373

		1,773,869

TOTAL COMMON STOCKS (Cost $51,485,620)		53,519,433

EXCHANGE TRADED FUNDS 0.12%
SPDR® S&P 500® ETF Trust	322	66,284

TOTAL EXCHANGE TRADED FUNDS (Cost $67,317)		66,284

Total Investments - 99.83% (Cost $51,552,937)		53,585,717

Other Assets in Excess of Liabilities - 0.17%		89,749

NET ASSETS - 100.00%		$53,675,466

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund
Ltd. - Limited
PLC - Public Limited Company

NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation

REIT -	Real Estate Investment Trust
S&P - Standard & Poor’s
SPDR - Standard & Poor’s Depositary Receipt

  See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Market Fund

June 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 97.46%
Consumer Discretionary 16.59%
Amazon.com, Inc.(a)	1,172	$508,753
AMC Networks, Inc. - Class A(a)	9,656	790,344
Autoliv, Inc.	5,216	608,968
AutoNation, Inc.(a)	11,916	750,470
Chipotle Mexican Grill, Inc.(a)	749	453,138
Comcast Corp. - Class A	8,599	517,144
Darden Restaurants, Inc.	10,214	726,011
DIRECTV(a)	5,620	521,480
The Home Depot, Inc.	5,448	605,436
Lear Corp.	5,415	607,888
Lennar Corp. - Class A	19,260	983,030
Michael Kors Holdings, Ltd.(a)	10,407	438,031
Scripps Networks Interactive, Inc. - Class A	7,690	502,695
Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,676	876,658
Williams-Sonoma, Inc.	10,503	864,082

		9,754,128

Consumer Staples 7.67%
Altria Group, Inc.	10,991	537,570
Church & Dwight Co., Inc.	3,240	262,861
Constellation Brands, Inc., Class A	3,315	384,606
CVS Health Corp.	5,526	579,567
The Estee Lauder Cos., Inc. - Class A	7,885	683,314
Hormel Foods Corp.	9,221	519,788
The Kroger Co.	4,643	336,664
Monster Beverage Corp.(a)	3,104	415,998
Tyson Foods, Inc. - Class A	6,709	286,005
Whole Foods Market, Inc.	12,808	505,147

		4,511,520

Energy 8.16%
Cameron International Corp.(a)	10,872	569,367
EOG Resources, Inc.	7,554	661,353
Kinder Morgan, Inc.	34,383	1,319,963
Noble Corp. PLC	28,725	442,078
Oceaneering International, Inc.	9,112	424,528
SM Energy Co.	8,202	378,276
Valero Energy Corp.	16,026	1,003,227

		4,798,792

Financials 15.34%
Arch Capital Group, Ltd.(a)	10,699	716,405
Capital One Financial Corp.	6,099	536,529
Cincinnati Financial Corp.	12,438	624,139
Comerica, Inc.	6,810	349,489
Crown Castle International Corp., REIT	7,520	603,856
Equinix, Inc., REIT	2,267	575,818
First Republic Bank	5,434	342,505
The Goldman Sachs Group, Inc.	2,724	568,744
KeyCorp	22,730	341,405

	Shares	Value

Financials (continued)
LPL Financial Holdings, Inc.	11,439	$531,799
McGraw Hill Financial, Inc.	5,563	558,803
The PNC Financial Services Group, Inc.	4,056	387,956
Regions Financial Corp.	55,063	570,453
Reinsurance Group of America, Inc.	7,321	694,543
Senior Housing Properties Trust, REIT	25,860	453,843
Simon Property Group, Inc., REIT	3,378	584,462
T Rowe Price Group, Inc.	7,461	579,944

		9,020,693

Health Care 13.59%
AmerisourceBergen Corp.	7,671	815,734
Amgen, Inc.	4,205	645,552
Biogen, Inc.(a)	1,822	735,979
Edwards Lifesciences Corp.(a)	5,003	712,577
Eli Lilly & Co.	3,880	323,941
Envision Healthcare Holdings, Inc.(a)	10,352	408,697
Gilead Sciences, Inc.	5,033	589,264
Hospira, Inc.(a)	6,102	541,308
Mallinckrodt PLC(a)	4,678	550,694
Medivation, Inc.(a)	3,681	420,370
Quintiles Transnational Holdings, Inc.(a)	4,924	357,532
Sirona Dental Systems, Inc.(a)	6,993	702,237
UnitedHealth Group, Inc.	6,320	771,040
Waters Corp.(a)	3,244	416,465

		7,991,390

Industrials 9.34%
AGCO Corp.	11,220	637,072
B/E Aerospace, Inc.	8,839	485,261
The Boeing Co.	4,629	642,135
CH Robinson Worldwide, Inc.	6,015	375,276
Genesee & Wyoming, Inc. - Class A(a)	6,781	516,577
Honeywell International, Inc.	6,271	639,454
Southwest Airlines Co.	11,325	374,744
Stanley Black & Decker, Inc.	6,399	673,431
TransDigm Group, Inc.(a)	2,857	641,882
United Technologies Corp.	4,579	507,948

		5,493,780

Information Technology 19.86%
Amphenol Corp. - Class A	10,786	625,264
Arrow Electronics, Inc.(a)	5,947	331,843
Citrix Systems, Inc.(a)	7,249	508,590
eBay, Inc.(a)	13,817	832,336
F5 Networks, Inc.(a)	2,887	347,451
Facebook, Inc. - Class A(a)	7,824	671,025
Global Payments, Inc.	9,153	946,878
Intuit, Inc.	5,948	599,380
Juniper Networks, Inc.	23,544	611,438
Lam Research Corp.	6,726	547,160
LinkedIn Corp. - Class A(a)	3,009	621,750
Marvell Technology Group, Ltd.	42,125	555,418
QUALCOMM, Inc.	8,515	533,294
Red Hat, Inc.(a)	11,864	900,834
Trimble Navigation, Ltd.(a)	15,455	362,574
Vantiv, Inc. - Class A(a)	22,797	870,617
VeriSign, Inc.(a)	11,550	712,866

	Shares	Value

Information Technology (continued)
Visa, Inc. - Class A	8,803	$591,121
Xilinx, Inc.	11,563	510,622

		11,680,461

Materials 2.63%
Avery Dennison Corp.	8,046	490,323
FMC Corp.	7,056	370,793
Martin Marietta Materials, Inc.	4,830	683,493

		1,544,609

Telecommunication Services 1.76%
SBA Communications Corp. - Class A(a)	3,533	406,189
Verizon Communications, Inc.	13,504	629,421

		1,035,610

Utilities 2.52%
Calpine Corp.(a)	23,996	431,688
NextEra Energy, Inc.	5,241	513,775
UGI Corp.	15,528	534,940

		1,480,403

TOTAL COMMON STOCKS (Cost $55,962,946)		57,311,386

EXCHANGE TRADED FUNDS 1.87%
SPDR® S&P 500® ETF Trust	5,351	1,101,503

TOTAL EXCHANGE TRADED FUNDS (Cost $1,124,249)		1,101,503

Total Investments - 99.33% (Cost $57,087,195)		58,412,889

Other Assets in Excess of Liabilities - 0.67%		394,342

NET ASSETS - 100.00%		$58,807,231

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

  See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dividend Fund

June 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 100.21%
Consumer Discretionary 12.90%
Darden Restaurants, Inc.	7,187	$510,852
DR Horton, Inc.	5,214	142,655
Foot Locker, Inc.	3,616	242,308
Genuine Parts Co.	4,303	385,248
Harman International Industries, Inc.	1,322	157,239
The Home Depot, Inc.	2,722	302,496
Lear Corp.	1,075	120,679
Leggett & Platt, Inc.	7,653	372,548
Lowe’s Cos., Inc.	3,291	220,398
Marriott International, Inc. - Class A	2,396	178,238
NIKE, Inc. - Class B	1,526	164,839
Polaris Industries, Inc.	1,464	216,833
Ralph Lauren Corp.	1,585	209,791
Ross Stores, Inc.	2,881	140,045
Scripps Networks Interactive, Inc. - Class A	2,993	195,652
The TJX Cos., Inc.	2,827	187,063
VF Corp.	3,759	262,153
Williams-Sonoma, Inc.	3,242	266,719

		4,275,756

Consumer Staples 4.80%
Avon Products, Inc.	72,518	453,963
CVS Health Corp.	1,897	198,957
The Hershey Co.	3,587	318,633
Hormel Foods Corp.	4,444	250,508
The Kroger Co.	2,015	146,108
Walgreens Boots Alliance, Inc.	2,624	221,571

		1,589,740

Energy 6.76%
Devon Energy Corp.	3,378	200,957
Marathon Petroleum Corp.	5,460	285,613
Noble Corp. PLC	59,292	912,504
Valero Energy Corp.	6,662	417,041
Western Refining, Inc.	9,769	426,124

		2,242,239

Financials 36.31%
Allied World Assurance Co. Holdings AG	7,093	306,559
American Campus Communities, Inc., REIT	14,804	557,963
Arthur J Gallagher & Co.	9,116	431,187
Assurant, Inc.	3,903	261,501
BioMed Realty Trust, Inc., REIT	36,418	704,324
BlackRock, Inc.	926	320,378
Brown & Brown, Inc.	5,846	192,100
Capital One Financial Corp.	3,158	277,809
Cincinnati Financial Corp.	9,836	493,570
Crown Castle International Corp., REIT	6,908	554,712
East West Bancorp, Inc.	5,984	268,203

	Shares	Value

Financials (continued)
Everest Re Group, Ltd.	1,644	$299,224
Health Care REIT, Inc.	9,622	631,492
Highwoods Properties, Inc., REIT	13,793	551,030
Hospitality Properties Trust, REIT	32,168	927,082
Invesco, Ltd.	9,355	350,719
Kilroy Realty Corp., REIT	4,235	284,380
Legg Mason, Inc.	4,005	206,378
Liberty Property Trust, REIT	22,709	731,684
LPL Financial Holdings, Inc.	6,724	312,599
McGraw Hill Financial, Inc.	1,778	178,600
Moody’s Corp.	1,684	181,805
National Retail Properties, Inc., REIT	17,769	622,093
Simon Property Group, Inc., REIT	2,423	419,227
T Rowe Price Group, Inc.	4,424	343,878
The Travelers Cos., Inc.	3,506	338,890
Ventas, Inc., REIT	10,416	646,729
Weyerhaeuser Co., REIT	16,054	505,701
WR Berkley Corp.	2,563	133,097

		12,032,914

Health Care 2.99%
Agilent Technologies, Inc.	3,508	135,339
AmerisourceBergen Corp.	1,346	143,134
Amgen, Inc.	1,841	282,630
Becton, Dickinson and Co.	1,713	242,646
UnitedHealth Group, Inc.	1,531	186,782

		990,531

Industrials 8.16%
Alaska Air Group, Inc.	2,825	182,015
American Airlines Group, Inc.	3,262	130,268
The Boeing Co.	2,626	364,279
CH Robinson Worldwide, Inc.	5,504	343,395
JB Hunt Transport Services, Inc.	1,651	135,531
KAR Auction Services, Inc.	11,051	413,307
Regal Beloit Corp.	2,228	161,730
Republic Services, Inc.	9,888	387,313
Robert Half International, Inc.	3,587	199,078
Snap-on, Inc.	1,253	199,540
Trinity Industries, Inc.	7,161	189,265

		2,705,721

Information Technology 8.47%
Amdocs, Ltd.	3,108	169,666
Amphenol Corp. - Class A	2,080	120,578
Apple, Inc.	1,768	221,751
Automatic Data Processing, Inc.	3,938	315,946
Avnet, Inc.	4,862	199,877
CA, Inc.	15,960	467,468
Lam Research Corp.	2,501	203,456
QUALCOMM, Inc.	5,934	371,647
Solera Holdings, Inc.	4,813	214,467
Teradyne, Inc.	7,728	149,073
The Western Union Co.	18,400	374,072

		2,808,001

	Shares	Value

Materials 0.38%
Alcoa, Inc.	11,412	$127,244

Telecommunication Services 1.90%
Verizon Communications, Inc.	13,479	628,256

Utilities 17.54%
AGL Resources, Inc.	12,092	563,004
Cleco Corp.	7,748	417,230
DTE Energy Co.	6,526	487,101
Eversource Energy	10,423	473,308
Exelon Corp.	15,161	476,359
ITC Holdings Corp.	7,846	252,484
NextEra Energy, Inc.	4,237	415,353
NiSource, Inc.	7,059	321,820
NRG Energy, Inc.	13,448	307,690
PG&E Corp.	9,500	466,450
Public Service Enterprise Group, Inc.	12,771	501,645
SCANA Corp.	11,476	581,259
Westar Energy, Inc.	16,029	548,512

		5,812,215

TOTAL COMMON STOCKS (Cost $33,686,417)		33,212,617

Total Investments - 100.21% (Cost $33,686,417)		33,212,617

Liabilities in Excess of Other Assets - (0.21%)		(70,821)

NET ASSETS - 100.00%		$33,141,796

Abbreviations:

AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
Ltd. - Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust

  See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Core Fund

June 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 98.95%
Consumer Discretionary 21.25%
AutoNation, Inc.(a)	1,941	$122,244
CarMax, Inc.(a)	2,022	133,877
Carter’s, Inc.	1,320	140,316
Chipotle Mexican Grill, Inc.(a)	249	150,642
DR Horton, Inc.	5,440	148,838
Expedia, Inc.	1,265	138,328
Foot Locker, Inc.	2,372	158,948
Garmin, Ltd.	2,640	115,975
Genuine Parts Co.	1,415	126,685
Lear Corp.	1,252	140,550
Lennar Corp. - Class A	3,282	167,513
Lowe’s Cos., Inc.	1,707	114,318
O’Reilly Automotive, Inc.(a)	650	146,887
Polaris Industries, Inc.	939	139,075
The Priceline Group, Inc.(a)	129	148,527
Scripps Networks Interactive, Inc. - Class A	1,948	127,341
The TJX Cos., Inc.	2,324	153,779
Toll Brothers, Inc.(a)	3,153	120,413
Twenty-First Century Fox, Inc. - Class A	4,435	144,337
Ulta Salon Cosmetics & Fragrance, Inc.(a)	917	141,631

		2,780,224

Consumer Staples 2.03%
The Hershey Co.	1,370	121,697
Hormel Foods Corp.	2,561	144,364

		266,061

Energy 3.39%
Marathon Petroleum Corp.	2,790	145,945
Noble Corp. PLC	8,368	128,783
Valero Energy Corp.	2,705	169,333

		444,061

Financials 18.73%
ACE, Ltd.	1,093	111,136
Ally Financial, Inc.(a)	6,129	137,473
Arthur J Gallagher & Co.	3,176	150,225
Brown & Brown, Inc.	4,413	145,011
Capital One Financial Corp.	1,484	130,548
Cincinnati Financial Corp.	2,870	144,017
Everest Re Group, Ltd.	683	124,313
Health Care REIT, Inc.	1,999	131,194
Invesco, Ltd.	3,503	131,327
Kilroy Realty Corp., REIT	1,838	123,422
Legg Mason, Inc.	2,309	118,983
Liberty Property Trust, REIT	4,212	135,711
MetLife, Inc.	2,060	115,339
National Retail Properties, Inc., REIT	3,571	125,021
Regions Financial Corp.	10,929	113,224
Senior Housing Properties Trust, REIT	6,439	113,004

	Shares	Value

Financials (continued)
The Travelers Cos., Inc.	1,536	$148,470
Weyerhaeuser Co., REIT	4,037	127,166
WR Berkley Corp.	2,411	125,203

		2,450,787

Health Care 8.53%
Alexion Pharmaceuticals, Inc.(a)	822	148,593
Amgen, Inc.	819	125,733
Biogen, Inc.(a)	347	140,167
Celgene Corp.(a)	1,190	137,725
Edwards Lifesciences Corp.(a)	848	120,781
Gilead Sciences, Inc.	1,320	154,545
Illumina, Inc.(a)	656	143,244
Medivation, Inc.(a)	1,270	145,034

		1,115,822

Industrials 11.33%
American Airlines Group, Inc.	2,967	118,487
B/E Aerospace, Inc.	2,251	123,580
CH Robinson Worldwide, Inc.	1,763	109,994
Chicago Bridge & Iron Co. NV	2,300	115,092
Genesee & Wyoming, Inc. - Class A(a)	1,374	104,671
Republic Services, Inc.	3,334	130,593
Sensata Technologies Holding NV(a)	2,056	108,433
Snap-on, Inc.	729	116,093
Trinity Industries, Inc.	6,440	170,209
United Continental Holdings, Inc.(a)	2,795	148,163
United Rentals, Inc.(a)	1,467	128,539
United Technologies Corp.	983	109,044

		1,482,898

Information Technology 17.85%
Alliance Data Systems Corp.(a)	443	129,329
Amdocs, Ltd.	2,461	134,346
Amphenol Corp. - Class A	2,152	124,752
Arrow Electronics, Inc.(a)	2,359	131,632
Avnet, Inc.	2,959	121,645
CA, Inc.	4,469	130,897
Cognizant Technology Solutions Corp. - Class A(a)	1,952	119,248
Electronic Arts, Inc.(a)	1,878	124,887
FleetCor Technologies, Inc.(a)	799	124,692
Google, Inc. - Class C(a)	227	118,158
Lam Research Corp.	1,435	116,737
Mastercard, Inc. - Class A	1,461	136,574
Micron Technology, Inc.(a)	5,513	103,865
NCR Corp.(a)	3,994	120,219
QUALCOMM, Inc.	1,913	119,811
Skyworks Solutions, Inc.	1,158	120,548
Vantiv, Inc. - Class A(a)	3,504	133,818
The Western Union Co.	5,612	114,092
Xerox Corp.	10,313	109,730

		2,334,980

Materials 1.84%
Alcoa, Inc.	11,611	129,462

	Shares	Value

Materials (continued)
Reliance Steel & Aluminum Co.	1,837	$111,102

		240,564

Utilities 14.00%
AGL Resources, Inc.	2,489	115,888
American Electric Power Co., Inc.	2,169	114,892
DTE Energy Co.	1,562	116,588
Duke Energy Corp.	1,583	111,791
Eversource Energy	3,112	141,316
Exelon Corp.	4,033	126,717
ITC Holdings Corp.	3,490	112,308
NextEra Energy, Inc.	1,530	149,986
NRG Energy, Inc.	4,714	107,856
PG&E Corp.	2,511	123,290
Pinnacle West Capital Corp.	2,032	115,601
PPL Corp.	3,967	116,908
Public Service Enterprise Group, Inc.	3,033	119,136
SCANA Corp.	2,563	129,816
Westar Energy, Inc.	3,783	129,454

		1,831,547

TOTAL COMMON STOCKS (Cost $13,182,669)		12,946,944

EXCHANGE TRADED FUNDS 0.58%
SPDR® S&P 500® ETF Trust	367	75,547

TOTAL EXCHANGE TRADED FUNDS (Cost $77,299)		75,547

Total Investments - 99.53% (Cost $13,259,968)		13,022,491

Other Assets in Excess of Liabilities - 0.47%		60,902

NET ASSETS - 100.00%		$13,083,393

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

S&P - Standard & Poor’s

  See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Growth Fund

June 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 97.67%
Consumer Discretionary 31.35%
AutoNation, Inc.(a)	963	$60,650
CarMax, Inc.(a)	1,011	66,938
Carter’s, Inc.	660	70,158
Chipotle Mexican Grill, Inc.(a)	124	75,019
Comcast Corp. - Class A	754	45,346
Discovery Communications, Inc. - Class A(a)	1,375	45,732
DR Horton, Inc.	2,687	73,516
Expedia, Inc.	632	69,109
Fossil Group, Inc.(a)	703	48,760
Groupon, Inc.(a)	8,974	45,139
The Home Depot, Inc.	512	56,899
L Brands, Inc.	536	45,951
Lear Corp.	626	70,275
Lennar Corp. - Class A	1,639	83,655
LKQ Corp.(a)	1,534	46,396
Lowe’s Cos., Inc.	854	57,192
The Madison Square Garden Co. - Class A(a)	643	53,684
Marriott International, Inc. - Class A	694	51,627
Michael Kors Holdings, Ltd.(a)	1,152	48,488
Mohawk Industries, Inc.(a)	295	56,315
NIKE, Inc. - Class B	476	51,417
O’Reilly Automotive, Inc.(a)	325	73,443
Polaris Industries, Inc.	469	69,464
The Priceline Group, Inc.(a)	65	74,839
Ross Stores, Inc.	1,114	54,151
Scripps Networks Interactive, Inc. - Class A	974	63,670
The TJX Cos., Inc.	1,162	76,890
Toll Brothers, Inc.(a)	1,578	60,264
Ulta Salon Cosmetics & Fragrance, Inc.(a)	459	70,893
Williams-Sonoma, Inc.	681	56,026

		1,821,906

Consumer Staples 4.14%
Church & Dwight Co., Inc.	565	45,838
Constellation Brands, Inc., Class A	416	48,264
The Estee Lauder Cos., Inc. - Class A	541	46,883
The Hershey Co.	685	60,849
Keurig Green Mountain, Inc.	509	39,005

		240,839

Energy 3.19%
FMC Technologies, Inc.(a)	1,319	54,725
Oceaneering International, Inc.	960	44,727
Range Resources Corp.	872	43,059
SM Energy Co.	924	42,615

		185,126

Financials 11.47%
Affiliated Managers Group, Inc.(a)	191	41,753

	Shares	Value

Financials (continued)
Ally Financial, Inc.(a)	3,067	$68,793
Ameriprise Financial, Inc.	359	44,850
Arch Capital Group, Ltd.(a)	811	54,305
AvalonBay Communities, Inc., REIT	278	44,444
Berkshire Hathaway, Inc. - Class B(a)	327	44,508
BlackRock, Inc.	134	46,361
CBRE Group, Inc. - Class A(a)	1,327	49,099
Everest Re Group, Ltd.	338	61,519
Franklin Resources, Inc.	911	44,666
Realogy Holdings Corp.(a)	1,058	49,430
T Rowe Price Group, Inc.	702	54,566
WR Berkley Corp.	1,206	62,628

		666,922

Health Care 11.51%
Alexion Pharmaceuticals, Inc.(a)	411	74,297
Amgen, Inc.	410	62,943
Biogen, Inc.(a)	169	68,266
Celgene Corp.(a)	595	68,862
Edwards Lifesciences Corp.(a)	424	60,390
Envision Healthcare Holdings, Inc.(a)	1,508	59,536
Gilead Sciences, Inc.	660	77,273
Illumina, Inc.(a)	328	71,622
Medivation, Inc.(a)	635	72,517
Universal Health Services, Inc. - Class B	373	53,003

		668,709

Industrials 20.56%
American Airlines Group, Inc.	1,496	59,743
AMETEK, Inc.	995	54,506
B/E Aerospace, Inc.	1,103	60,555
The Boeing Co.	356	49,384
CH Robinson Worldwide, Inc.	882	55,028
Chicago Bridge & Iron Co. NV	1,151	57,596
Equifax, Inc.	488	47,380
Fastenal Co.	1,062	44,795
Genesee & Wyoming, Inc. - Class A(a)	673	51,269
JB Hunt Transport Services, Inc.	625	51,306
PACCAR, Inc.	721	46,007
Quanta Services, Inc.(a)	1,609	46,371
Robert Half International, Inc.	890	49,395
Roper Technologies, Inc.	258	44,495
Sensata Technologies Holding NV(a)	1,028	54,217
Snap-on, Inc.	357	56,852
Southwest Airlines Co.	1,518	50,231
Stanley Black & Decker, Inc.	441	46,411
Union Pacific Corp.	450	42,916
United Continental Holdings, Inc.(a)	1,398	74,108
United Rentals, Inc.(a)	734	64,313
Verisk Analytics, Inc. - Class A(a)	676	49,186
Wabtec Corp.	412	38,827

		1,194,891

Information Technology 13.60%
Alliance Data Systems Corp.(a)	221	64,519
Amphenol Corp. - Class A	1,077	62,434
Apple, Inc.	434	54,434

	Shares	Value

Information Technology (continued)
Cognizant Technology Solutions Corp. - Class A(a)	976	$59,624
Electronic Arts, Inc.(a)	939	62,443
FleetCor Technologies, Inc.(a)	400	62,424
Google, Inc. - Class C(a)	113	58,818
Lam Research Corp.	717	58,328
Mastercard, Inc. - Class A	731	68,334
Micron Technology, Inc.(a)	2,759	51,979
QUALCOMM, Inc.	957	59,937
Skyworks Solutions, Inc.	579	60,274
Vantiv, Inc. - Class A(a)	1,752	66,909

		790,457

Utilities 1.85%
Calpine Corp.(a)	2,847	51,218
ITC Holdings Corp.	1,745	56,154

		107,372

TOTAL COMMON STOCKS (Cost $5,618,667)		5,676,222

EXCHANGE TRADED FUNDS 1.68%
iShares® S&P 500® Growth ETF	858	97,692

TOTAL EXCHANGE TRADED FUNDS (Cost $100,304)		97,692

Total Investments - 99.35% (Cost $5,718,971)		5,773,914

Other Assets in Excess of Liabilities - 0.65%		37,986

NET ASSETS - 100.00%		$5,811,900

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation

REIT - Real Estate Investment Trust

  See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Value Fund

June 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 98.49%
Consumer Discretionary 8.25%
Best Buy Co., Inc.	1,128	$36,784
Dillard’s, Inc. - Class A	364	38,289
Foot Locker, Inc.	902	60,443
GameStop Corp. - Class A	904	38,836
Garmin, Ltd.	1,003	44,062
Genuine Parts Co.	537	48,078
PulteGroup, Inc.	2,249	45,317
Twenty-First Century Fox, Inc. - Class A	1,687	54,903

		366,712

Consumer Staples 3.01%
Hormel Foods Corp.	974	54,905
Mondelez International, Inc., Class A	907	37,314
Tyson Foods, Inc. - Class A	972	41,436

		133,655

Energy 5.47%
Ensco PLC - Class A	1,566	34,875
Kinder Morgan, Inc.	1,025	39,349
Marathon Petroleum Corp.	1,061	55,501
Noble Corp. PLC	3,185	49,017
Valero Energy Corp.	1,028	64,353

		243,095

Financials 35.62%
ACE, Ltd.	414	42,095
Alexandria Real Estate Equities, Inc., REIT	444	38,832
The Allstate Corp.	596	38,663
American Realty Capital Properties, Inc., REIT	4,146	33,707
Arthur J Gallagher & Co.	1,208	57,138
Brown & Brown, Inc.	1,679	55,172
Capital One Financial Corp.	563	49,527
Cincinnati Financial Corp.	1,092	54,797
Citigroup, Inc.	637	35,188
CME Group, Inc.	443	41,226
Cullen/Frost Bankers, Inc.	476	37,404
DDR Corp., REIT	2,390	36,949
Discover Financial Services	650	37,453
Equity Residential, REIT	515	36,138
First Republic Bank	603	38,007
The Goldman Sachs Group, Inc.	191	39,879
The Hartford Financial Services Group, Inc.	963	40,032
HCP, Inc., REIT	1,145	41,758
Health Care REIT, Inc.	759	49,813
Invesco, Ltd.	1,332	49,937
Kilroy Realty Corp., REIT	698	46,871
Kimco Realty Corp., REIT	1,672	37,687
Legg Mason, Inc.	877	45,192
Liberty Property Trust, REIT	1,602	51,616

	Shares	Value

Financials (continued)
Loews Corp.	909	$35,006
MetLife, Inc.	783	43,840
The NASDAQ OMX Group, Inc.	715	34,899
National Retail Properties, Inc., REIT	1,358	47,544
Principal Financial Group, Inc.	760	38,980
Realty Income Corp., REIT	939	41,682
Regions Financial Corp.	4,159	43,087
Reinsurance Group of America, Inc.	373	35,386
Senior Housing Properties Trust, REIT	2,450	42,997
The Travelers Cos., Inc.	583	56,353
UDR, Inc., REIT	1,188	38,052
Voya Financial, Inc.	894	41,544
Weyerhaeuser Co., REIT	1,536	48,384

		1,582,835

Health Care 0.84%
Pfizer, Inc.	1,120	37,554

Industrials 6.88%
AGCO Corp.	704	39,973
Hubbell, Inc. - Class B	356	38,548
Norfolk Southern Corp.	399	34,857
Republic Services, Inc.	1,279	50,098
Trinity Industries, Inc.	2,455	64,886
United Technologies Corp.	373	41,377
Waste Management, Inc.	773	35,828

		305,567

Information Technology 11.84%
Amdocs, Ltd.	936	51,096
Applied Materials, Inc.	2,159	41,496
Arrow Electronics, Inc.(a)	896	49,997
Avnet, Inc.	1,125	46,249
CA, Inc.	1,700	49,793
Cadence Design Systems, Inc.(a)	2,003	39,379
Marvell Technology Group, Ltd.	2,566	33,832
Microchip Technology, Inc.	911	43,204
NCR Corp.(a)	1,520	45,752
Total System Services, Inc.	957	39,974
The Western Union Co.	2,136	43,425
Xerox Corp.	3,925	41,762

		525,959

Materials 2.89%
Alcoa, Inc.	4,419	49,272
The Dow Chemical Co.	721	36,894
Reliance Steel & Aluminum Co.	698	42,215

		128,381

Utilities 23.69%
AGL Resources, Inc.	946	44,046
Ameren Corp.	980	36,926
American Electric Power Co., Inc.	825	43,700
American Water Works Co., Inc.	764	37,153
CenterPoint Energy, Inc.	2,207	41,999
Consolidated Edison, Inc.	650	37,622
DTE Energy Co.	593	44,262
Duke Energy Corp.	601	42,443

	Shares	Value

Utilities (continued)
Edison International	698	$38,795
Entergy Corp.	605	42,652
Eversource Energy	1,183	53,720
Exelon Corp.	1,534	48,198
NextEra Energy, Inc.	581	56,955
NRG Energy, Inc.	1,794	41,047
OGE Energy Corp.	1,393	39,798
PG&E Corp.	955	46,891
Pinnacle West Capital Corp.	772	43,919
PPL Corp.	1,509	44,470
Public Service Enterprise Group, Inc.	1,153	45,290
SCANA Corp.	975	49,384
The Southern Co.	1,020	42,738
UGI Corp.	1,164	40,100
Westar Energy, Inc.	1,439	49,243
Wisconsin Energy Corp.	925	41,597

		1,052,948

TOTAL COMMON STOCKS (Cost $4,505,137)		4,376,706

EXCHANGE TRADED FUNDS 0.68%
iShares® S&P 500® Value ETF	327	30,153

TOTAL EXCHANGE TRADED FUNDS (Cost $30,916)		30,153

Total Investments - 99.17% (Cost $4,536,053)		4,406,859

Other Assets in Excess of Liabilities - 0.83%		36,723

NET ASSETS - 100.00%		$4,443,582

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

  See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Directional Allocation Fund

June 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 99.31%
Consumer Discretionary 17.36%
Amazon.com, Inc.(a)	16,055	$6,969,315
AMC Networks, Inc. - Class A(a)	279,879	22,908,096
Autoliv, Inc.	149,619	17,468,018
AutoNation, Inc.(a)	340,570	21,449,099
CarMax, Inc.(a)	144,486	9,566,418
Chipotle Mexican Grill, Inc.(a)	10,029	6,067,445
Comcast Corp. - Class A	249,299	14,992,842
Darden Restaurants, Inc.	138,290	9,829,653
DIRECTV(a)	75,584	7,013,439
Expedia, Inc.	132,835	14,525,507
Foot Locker, Inc.	131,165	8,789,367
The Home Depot, Inc.	73,862	8,208,284
Lear Corp.	156,278	17,543,768
Lennar Corp. - Class A	554,948	28,324,546
Michael Kors Holdings, Ltd.(a)	295,716	12,446,686
Norwegian Cruise Line Holdings, Ltd.(a)	109,618	6,142,993
The Priceline Group, Inc.(a)	9,154	10,539,641
Scripps Networks Interactive, Inc. - Class A	102,961	6,730,560
Twenty-First Century Fox, Inc. - Class A	188,792	6,144,236
Ulta Salon Cosmetics & Fragrance, Inc.(a)	76,373	11,795,810
The Walt Disney Co.	54,854	6,261,035
Williams-Sonoma, Inc.	141,788	11,664,899
Wynn Resorts, Ltd.	47,698	4,706,362

		270,088,019

Consumer Staples 6.17%
Altria Group, Inc.	150,523	7,362,080
Avon Products, Inc.	653,013	4,087,861
Church & Dwight Co., Inc.	43,327	3,515,120
Coca-Cola Enterprises, Inc.	86,056	3,738,273
Constellation Brands, Inc., Class A	44,856	5,204,193
CVS Health Corp.	74,806	7,845,653
The Estee Lauder Cos., Inc. - Class A	105,984	9,184,573
Herbalife, Ltd.(a)	247,605	13,640,559
Hormel Foods Corp.	124,004	6,990,106
Keurig Green Mountain, Inc.	51,647	3,957,710
The Kroger Co.	60,870	4,413,684
Mead Johnson Nutrition Co.	55,567	5,013,255
Monster Beverage Corp.(a)	42,520	5,698,530
Sprouts Farmers Market, Inc.(a)	172,908	4,665,058
Tyson Foods, Inc. - Class A	89,999	3,836,657
Whole Foods Market, Inc.	171,597	6,767,786

		95,921,098

Energy 8.18%
Anadarko Petroleum Corp.	75,133	5,864,882
Cameron International Corp.(a)	145,743	7,632,561
EOG Resources, Inc.	214,976	18,821,149

	Shares	Value

Energy (continued)
EQT Corp.	78,798	$6,409,429
Kinder Morgan, Inc.	465,123	17,856,072
Noble Corp. PLC	370,750	5,705,843
Oceaneering International, Inc.	254,570	11,860,416
Pioneer Natural Resources Co.	49,780	6,903,988
Schlumberger, Ltd.	76,858	6,624,391
SM Energy Co.	229,201	10,570,750
Valero Energy Corp.	462,895	28,977,227

		127,226,708

Financials 15.77%
Arch Capital Group, Ltd.(a)	143,019	9,576,552
Capital One Financial Corp.	175,465	15,435,656
CBRE Group, Inc. - Class A(a)	140,252	5,189,324
Cincinnati Financial Corp.	168,642	8,462,456
Citigroup, Inc.	79,982	4,418,206
Comerica, Inc.	204,955	10,518,291
Crown Castle International Corp., REIT	101,619	8,160,006
Equinix, Inc., REIT	61,185	15,540,990
First Republic Bank	72,505	4,569,990
The Goldman Sachs Group, Inc.	78,560	16,402,542
The Hartford Financial Services Group, Inc.	166,794	6,933,627
Huntington Bancshares, Inc.	358,356	4,053,006
KeyCorp	651,677	9,788,189
LPL Financial Holdings, Inc.	328,856	15,288,515
McGraw Hill Financial, Inc.	161,091	16,181,591
MetLife, Inc.	83,575	4,679,364
Moody’s Corp.	73,012	7,882,376
The PNC Financial Services Group, Inc.	116,199	11,114,434
Principal Financial Group, Inc.	138,399	7,098,485
Realogy Holdings Corp.(a)	160,650	7,505,568
Regions Financial Corp.	1,578,226	16,350,421
Reinsurance Group of America, Inc.	98,614	9,355,510
Senior Housing Properties Trust, REIT	349,273	6,129,741
Simon Property Group, Inc., REIT	45,784	7,921,548
T Rowe Price Group, Inc.	216,313	16,814,009

		245,370,397

Health Care 13.84%
AbbVie, Inc.	63,795	4,286,386
Aetna, Inc.	71,582	9,123,842
Allergan, Inc. PLC(a)	28,659	8,696,860
AmerisourceBergen Corp.	103,111	10,964,824
Amgen, Inc.	123,101	18,898,466
Biogen, Inc.(a)	24,954	10,079,919
Celgene Corp.(a)	34,035	3,939,041
Cerner Corp.(a)	89,129	6,155,249
The Cooper Cos., Inc.	22,704	4,040,631
Edwards Lifesciences Corp.(a)	68,522	9,759,588
Eli Lilly & Co.	51,599	4,308,000
Envision Healthcare Holdings, Inc.(a)	139,412	5,503,986
Gilead Sciences, Inc.	167,642	19,627,525
Hospira, Inc.(a)	174,423	15,473,064
Illumina, Inc.(a)	34,586	7,552,199

	Shares	Value

Health Care (continued)
Mallinckrodt PLC(a)	64,079	$7,543,380
McKesson Corp.	31,421	7,063,755
Medivation, Inc.(a)	139,264	15,903,949
Mettler-Toledo International, Inc.(a)	12,229	4,175,714
Quintiles Transnational Holdings, Inc.(a)	66,333	4,816,439
Sirona Dental Systems, Inc.(a)	94,422	9,481,857
Tenet Healthcare Corp.(a)	94,429	5,465,551
UnitedHealth Group, Inc.	85,306	10,407,332
Waters Corp.(a)	94,095	12,079,916

		215,347,473

Industrials 10.28%
AGCO Corp.	150,987	8,573,042
B/E Aerospace, Inc.	254,689	13,982,426
The Boeing Co.	134,242	18,622,050
CH Robinson Worldwide, Inc.	82,382	5,139,813
Delta Air Lines, Inc.	164,892	6,773,763
Fortune Brands Home & Security, Inc.	153,693	7,042,213
Genesee & Wyoming, Inc. - Class A(a)	190,047	14,477,780
Honeywell International, Inc.	181,573	18,514,999
Snap-on, Inc.	58,408	9,301,474
Southwest Airlines Co.	151,129	5,000,859
Stanley Black & Decker, Inc.	160,108	16,849,766
TransDigm Group, Inc.(a)	38,454	8,639,460
Trinity Industries, Inc.	218,078	5,763,802
United Continental Holdings, Inc.(a)	125,183	6,635,951
United Technologies Corp.	132,125	14,656,626

		159,974,024

Information Technology 21.36%
Alliance Data Systems Corp.(a)	43,789	12,783,761
Amphenol Corp. - Class A	282,757	16,391,423
Apple, Inc.	45,199	5,669,085
Arrow Electronics, Inc.(a)	173,967	9,707,359
Avnet, Inc.	99,087	4,073,467
Citrix Systems, Inc.(a)	97,825	6,863,402
Cognizant Technology Solutions Corp. - Class A(a)	259,511	15,853,527
eBay, Inc.(a)	185,440	11,170,906
F5 Networks, Inc.(a)	82,611	9,942,234
Facebook, Inc. - Class A(a)	105,934	9,085,430
FleetCor Technologies, Inc.(a)	70,298	10,970,706
Gartner, Inc.(a)	74,576	6,397,129
Global Payments, Inc.	123,431	12,768,937
Google, Inc. - Class C(a)	18,314	9,532,623
Intuit, Inc.	79,755	8,036,911
Juniper Networks, Inc.	322,461	8,374,312
Lam Research Corp.	196,870	16,015,375
LinkedIn Corp. - Class A(a)	95,907	19,817,263
Marvell Technology Group, Ltd.	1,232,978	16,256,815
Micron Technology, Inc.(a)	263,867	4,971,254
NCR Corp.(a)	167,968	5,055,837
QUALCOMM, Inc.	115,453	7,230,821
Rackspace Hosting, Inc.(a)	275,342	10,239,969
Red Hat, Inc.(a)	340,411	25,847,407

	Shares	Value

Information Technology (continued)
Trimble Navigation, Ltd.(a)	452,088	$10,605,984
Vantiv, Inc. - Class A(a)	654,571	24,998,066
VeriSign, Inc.(a)	156,899	9,683,806
Visa, Inc. - Class A	253,858	17,046,565
Xilinx, Inc.	156,001	6,889,004

		332,279,378

Materials 3.20%
Alcoa, Inc.	490,074	5,464,325
Avery Dennison Corp.	230,997	14,076,957
FMC Corp.	94,447	4,963,190
Martin Marietta Materials, Inc.	140,093	19,824,560
Reliance Steel & Aluminum Co.	91,170	5,513,962

		49,842,994

Telecommunication Services 1.19%
Level 3 Communications, Inc.(a)	84,869	4,470,050
SBA Communications Corp. - Class A(a)	48,396	5,564,088
Verizon Communications, Inc.	180,522	8,414,131

		18,448,269

Utilities 1.96%
Calpine Corp.(a)	321,253	5,779,341
MDU Resources Group, Inc.	290,527	5,673,992
NextEra Energy, Inc.	70,990	6,959,150
NRG Energy, Inc.	203,651	4,659,535
UGI Corp.	212,657	7,326,034

		30,398,052

TOTAL COMMON STOCKS (Cost $1,576,039,479)		1,544,896,412

EXCHANGE TRADED FUNDS 0.65%
SPDR® S&P 500® ETF Trust	49,494	10,188,340

TOTAL EXCHANGE TRADED FUNDS (Cost $10,482,290)		10,188,340

Total Investments - 99.96% (Cost $1,586,521,769)		1,555,084,752

Other Assets in Excess of Liabilities - 0.04%		564,528

NET ASSETS - 100.00%		$1,555,649,280

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

  See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Small-Cap Fund

June 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 94.63%
Consumer Discretionary 17.53%
American Axle & Manufacturing Holdings, Inc.(a)	1,239	$25,908
The Buckle, Inc.	464	21,237
Francesca’s Holdings Corp.(a)	1,820	24,516
Hibbett Sports, Inc.(a)	443	20,635
HSN, Inc.	310	21,759
Iconix Brand Group, Inc.(a)	854	21,324
K12, Inc.(a)	2,089	26,426
Kate Spade & Co.(a)	850	18,309
Nutrisystem, Inc.	1,016	25,278
Papa John’s International, Inc.	414	31,303
Service Corp. International	789	23,220
Sinclair Broadcast Group, Inc. - Class A	940	26,235
Six Flags Entertainment Corp.	521	23,367
Tempur Sealy International, Inc.(a)	386	25,437
Tenneco, Inc.(a)	310	17,806
Thor Industries, Inc.	625	35,175
Tupperware Brands Corp.	333	21,492
Visteon Corp.(a)	291	30,549

		439,976

Consumer Staples 0.75%
Nu Skin Enterprises, Inc. - Class A	399	18,805

Energy 2.90%
Matrix Service Co.(a)	1,067	19,505
Western Refining, Inc.	615	26,826
World Fuel Services Corp.	554	26,564

		72,895

Financials 30.34%
American Equity Investment Life Holding Co.	1,197	32,295
Ashford Hospitality Trust, Inc., REIT	3,596	30,422
Aspen Insurance Holdings, Ltd.	586	28,069
BBCN Bancorp, Inc.	1,703	25,187
Boston Private Financial Holdings, Inc.	1,556	20,866
Campus Crest Communities, Inc., REIT	4,806	26,625
CBL & Associates Properties, Inc., REIT	1,278	20,704
Chambers Street Properties, Inc., REIT	2,802	22,276
DuPont Fabros Technology, Inc., REIT	590	17,376
Encore Capital Group, Inc.(a)	619	26,456
Equity Commonwealth, REIT(a)	676	17,353
Equity Lifestyle Properties, Inc., REIT	379	19,928
Evercore Partners, Inc. - Class A	489	26,386
Ezcorp, Inc. - Class A(a)	3,665	27,231
First Commonwealth Financial Corp.	2,223	21,319
FNB Corp.	1,403	20,091
Greenhill & Co., Inc	491	20,293
Home Properties, Inc., REIT	243	17,751
Hospitality Properties Trust, REIT	1,033	29,771
Inland Real Estate Corp., REIT	1,903	17,926

	Shares	Value

Financials (continued)
Lexington Realty Trust, REIT	2,392	$20,284
Mack-Cali Realty Corp., REIT	1,132	20,863
Maiden Holdings, Ltd.	1,477	23,307
Montpelier Re Holdings, Ltd.	441	17,420
OFG Bancorp	1,516	16,176
Popular, Inc.(a)	535	15,440
Post Properties, Inc., REIT	506	27,511
Primerica, Inc.	655	29,927
Ryman Hospitality Properties, Inc., REIT	350	18,589
Stifel Financial Corp.(a)	382	22,057
Symetra Financial Corp.	686	16,581
Tanger Factory Outlet Centers, REIT	589	18,671
TrustCo Bank Corp. NY	4,179	29,378
Trustmark Corp.	691	17,261

		761,790

Health Care 4.48%
Cyberonics, Inc.(a)	442	26,281
LifePoint Health, Inc.(a)	260	22,607
Meridian Bioscience, Inc.	1,454	27,103
PAREXEL International Corp.(a)	316	20,322
United Therapeutics Corp.(a)	93	16,177

		112,490

Industrials 18.46%
Alaska Air Group, Inc.	451	29,058
ArcBest Corp.	861	27,380
Atlas Air Worldwide Holdings, Inc.(a)	454	24,952
Barnes Group, Inc.	547	21,327
Deluxe Corp.	523	32,426
Federal Signal Corp.	1,202	17,922
FTI Consulting, Inc.(a)	528	21,775
Hawaiian Holdings, Inc.(a)	1,348	32,015
Interface, Inc.	1,218	30,511
ITT Corp.	450	18,828
Landstar System, Inc.	386	25,812
Matson, Inc.	599	25,182
Mueller Water Products, Inc. - Class A	2,039	18,555
RR Donnelley & Sons Co.	1,473	25,674
Spirit Aerosystems Holdings, Inc. - Class A(a)	626	34,499
Terex Corp.	957	22,250
Wabash National Corp.(a)	2,477	31,061
Wesco Aircraft Holdings, Inc.(a)	1,606	24,331

		463,558

Information Technology 18.60%
ARRIS Group, Inc.(a)	779	23,837
Blucora, Inc.(a)	1,427	23,046
Broadridge Financial Solutions, Inc.	388	19,404
CDW Corp.	932	31,949
DHI Group, Inc.(a)	2,440	21,692
Diebold, Inc.	644	22,540
EVERTEC, Inc.	1,022	21,707
Genpact, Ltd.(a)	1,257	26,812
Informatica Corp.(a)	484	23,459
Liquidity Services, Inc.(a)	1,904	18,336
MAXIMUS, Inc.	400	26,292

	Shares	Value

Information Technology (continued)
Methode Electronics, Inc.	824	$22,619
NeuStar, Inc. - Class A(a)	1,296	37,856
NIC, Inc.	1,732	31,661
Rambus, Inc.(a)	1,217	17,634
Rovi Corp.(a)	1,034	16,492
Tech Data Corp.(a)	389	22,391
Web.com Group, Inc.(a)	1,254	30,372
WebMD Health Corp.(a)	653	28,915

		467,014

Materials 1.57%
Intrepid Potash, Inc.(a)	1,745	20,835
KapStone Paper and Packaging Corp.	798	18,450

		39,285

TOTAL COMMON STOCKS (Cost $2,397,061)		2,375,813

EXCHANGE TRADED FUNDS 2.39%
iShares® Russell 2000® ETF	481	60,058

TOTAL EXCHANGE TRADED FUNDS (Cost $59,041)		60,058

Total Investments - 97.02% (Cost $2,456,102)		2,435,871

Other Assets in Excess of Liabilities - 2.98%		74,931

NET ASSETS - 100.00%		$2,510,802

(a)	Non-Income Producing Security

Abbreviations:

AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

ETF - Exchange Traded Fund

Ltd. - Limited

REIT - Real Estate Investment Trust

  See Notes to Quarterly Schedule of Investments.

TRANSPARENT VALUE TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” As of June 30, 2015, the Trust offered 11 registered funds, and this semi-annual report relates to 9 of these funds. The accompanying financial statements and financial highlights include the Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, the Transparent Value Large-Cap Market Fund, the Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, the Transparent Value Large-Cap Value Fund, the Transparent Value Directional Allocation Fund and the Transparent Value Small-Cap Fund (each, a “Fund”, and collectively, the “Funds”), respectively.

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Transparent Value Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Transparent Value Large-Cap Market IndexSM (the “Market Index” or “Index”), the Transparent Value Dividend IndexSM (the “Dividend Index” or “Index”), the Transparent Value Large-Cap Core IndexSM (the “Core Index” or “Index”), the Transparent Value Large-Cap Growth IndexSM (the “Growth Index” or “Index”), the Transparent Value Large-Cap Value IndexSM (the “Value Index” or “Index”), the Transparent Value Directional Allocation IndexSM (the “Allocation Index” or “Index”) and the Transparent Value Small-Cap IndexSM (the “Small-Cap Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% on the lower of the original purchase price or the value of the shares redeemed. Each Fund’s Class A Shares, Class C Shares and Class F-1 Shares are subject to a distribution and shareholder service (12b-1) fee. In addition, the Funds’ Class A Shares are subject to a shareholder and administrative service fee. Each Fund has authorized the creation of Class R shares, but such shares are not currently offered. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

A) Net Asset Value: The net asset values (“NAVs”) of each Fund’s share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. NAVs are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of a security as of a Fund’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At June 30, 2015, none of the Fund’s assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Funds intend to annually distribute to shareholders all of their net income and/or capital gains with the exception of the Transparent Value Dividend Fund which makes quarterly income distributions. Distributions to shareholders are recorded by the Funds on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Funds to measure fair value during the nine months ended June 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Funds’ investments carried at fair value:

Transparent Value Large-Cap Aggressive Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$21,358,848	$–	$–	$21,358,848
Exchange Traded Funds	204,821	–	–	204,821

TOTAL	$21,563,669	$–	$–	$21,563,669

Transparent Value Large-Cap Defensive Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$53,519,433	$–	$–	$53,519,433
Exchange Traded Funds	66,284	–	–	66,284

TOTAL	$53,585,717	$–	$–	$53,585,717

Transparent Value Large-Cap Market Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$57,311,386	$–	$–	$57,311,386
Exchange Traded Funds	1,101,503	–	–	1,101,503

TOTAL	$58,412,889	$–	$–	$58,412,889

Transparent Value Dividend Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$33,212,617	$–	$–	$33,212,617

TOTAL	$33,212,617	$–	$–	$33,212,617

Transparent Value Large-Cap Core Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$12,946,944	$–	$–	$12,946,944
Exchange Traded Funds	75,547	–	–	75,547

TOTAL	$13,022,491	$–	$–	$13,022,491

Transparent Value Large-Cap Growth Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$5,676,222	$–	$–	$5,676,222
Exchange Traded Funds	97,692	–	–	97,692

TOTAL	$5,773,914	$–	$–	$5,773,914

Transparent Value Large-Cap Value Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$4,376,706	$–	$–	$4,376,706
Exchange Traded Funds	30,153	–	–	30,153

TOTAL	$4,406,859	$–	$–	$4,406,859

Transparent Value Directional Allocation Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$1,544,896,412	$–	$–	$1,544,896,412
Exchange Traded Funds	10,188,340	–	–	10,188,340

TOTAL	$1,555,084,752	$–	$–	$1,555,084,752

Transparent Value Small-Cap Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$2,375,813	$–	$–	$2,375,813
Exchange Traded Funds	60,058	–	–	60,058

TOTAL	$2,435,871	$–	$–	$2,435,871

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the period ended June 30, 2015, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds have qualified and intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Management has reviewed the Funds’ tax positions for all open tax years and concluded that the Funds have no material uncertain tax position at June 30, 2015. As of and during the period ended June 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Net unrealized appreciation (depreciation) of investments based on federal tax costs as of June 30, 2015 were as follows:

Net unrealized appreciation (depreciation) of investments based on federal tax cost as of June 30, 2015, were as follows:
Transparent Value Large-Cap Aggressive Fund
Gross appreciation on investments (excess of value over tax cost)	$1,721,898
Gross depreciation on investments (excess of tax cost over value)	(1,678,900)

Net unrealized appreciation	$42,998

Cost of investments for income tax purposes	$21,520,671

Transparent Value Large-Cap Defensive Fund
Gross appreciation on investments (excess of value over tax cost)	$4,254,507
Gross depreciation on investments (excess of tax cost over value)	(2,381,658)

Net unrealized appreciation	$1,872,849

Cost of investments for income tax purposes	$51,712,871

Transparent Value Large-Cap Market Fund
Gross appreciation on investments (excess of value over tax cost)	$4,045,380
Gross depreciation on investments (excess of tax cost over value)	(3,089,956)

Net unrealized appreciation	$955,424

Cost of investments for income tax purposes	$57,457,465

Transparent Value Dividend Fund
Gross appreciation on investments (excess of value over tax cost)	$993,304
Gross depreciation on investments (excess of tax cost over value)	(1,554,707)

Net unrealized depreciation	$(561,403)

Cost of investments for income tax purposes	$33,774,020

Transparent Value Large-Cap Core Fund
Gross appreciation on investments (excess of value over tax cost)	$468,361
Gross depreciation on investments (excess of tax cost over value)	(751,054)

Net unrealized depreciation	$(282,693)

Cost of investments for income tax purposes	$13,305,184

Transparent Value Large-Cap Growth Fund
Gross appreciation on investments (excess of value over tax cost)	$391,804
Gross depreciation on investments (excess of tax cost over value)	(374,866)

Net unrealized appreciation	$16,938

Cost of investments for income tax purposes	$5,756,976

Transparent Value Large-Cap Value Fund
Gross appreciation on investments (excess of value over tax cost)	$108,304
Gross depreciation on investments (excess of tax cost over value)	(268,769)

Net unrealized depreciation	$(160,465)

Cost of investments for income tax purposes	$4,567,324

Transparent Value Directional Allocation Fund
Gross appreciation on investments (excess of value over tax cost)	$59,839,689
Gross depreciation on investments (excess of tax cost over value)	(94,749,249)

Net unrealized depreciation	$(34,909,560)

Cost of investments for income tax purposes	$1,589,994,312

Transparent Value Small-Cap Fund
Gross appreciation on investments (excess of value over tax cost)	$104,210
Gross depreciation on investments (excess of tax cost over value)	(124,764)

Net unrealized depreciation	$(20,554)

Cost of investments for income tax purposes	$2,456,425

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, Principal Executive Officer

Date:	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, Principal Executive Officer

Date:	August 28, 2015

By:	/s/ Keith D. Kemp
Keith D. Kemp, Principal Financial Officer

Date:	August 28, 2015